Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

As of December 31, 2013, three investors who at the time were members of the Company’s Board of Directors and certain of their affiliates (collectively, the “Related Party Investors”) held $23.4 million in face value of the Company’s convertible promissory notes. These convertible notes, which are more-fully described in Note 7, entitled the Related Party Investors to (i) simple interest of 7.5% per annum accrued on the outstanding face value of convertible notes, (ii) warrants to purchase shares of the Company’s common stock at $5.00 per share, and (iii) the right to convert their convertible notes into shares of the Company’s common stock at $5.00 per share upon the occurrence of certain events, one of which was an initial public offering of the Company’s common stock. In June 2014, an entity associated with one of these Related Party Investors assigned $200,000 in face value of these convertible notes payable to unrelated parties. This assignment included all accrued interest pertaining to those notes and the related 8,000 warrants. As more fully described in Note 7, all of the Company’s convertible promissory notes were converted into common stock upon the initial public offering of common stock. Accordingly, the Related Party Investors received 5.2 million shares of the Company’s common stock upon conversion of their convertible promissory notes. As of December 31 2013, the Related Party Investors held convertible promissory notes, including accrued interest, totaling $24.7 million. As of December 31, 2015 and y recorded interest expense to the Related Party Investors of approximately $1.5 million. During the year ended December 31, 2013, in connection with these convertible notes, the Company recorded interest expense to the Related Party Investors of approximately $1.2 million. The Related Party Investors2014, in connection with the issuance of these convertible notes, the Related Party Investors held warrants to purchase 927,152 shares of the Company’s common stock. During the period January 1, 2014 to November 18, 2014 (the date the notes were converted to common stock of the Company), the Compan purchased these convertible notes on the same terms and conditions as the other investors in the convertible note financings. The Related Party Investors were also stockholders of the Company at the time that they purchased the convertible notes.

Alfred E. Mann, who was the largest stockholder and until August 2015 chairman of the Company, was also a substantial contributor to the Alfred E. Mann Foundation for Scientific Research (the “Foundation”). Beginning February 2007, an officer of the Company also became Chairman of the Board of the Foundation. The Company and the Foundation share certain limited administrative and engineering employees. The shared employees make an allocation of their time between the Company and the Foundation. There are also various other costs shared between the Company and the Foundation. In connection with these shared costs, the Company owed the Foundation $1,000 as of December 31, 2015 and 2014.

On May 31, 2011, the Company’s current Chairman, and then Chief Executive Officer, entered into a loan agreement with the Company to finance the exercise of stock options to purchase 100,000 shares for $319,000, with a maturity date of May 31, 2016 and interest accruing at 2.26% per annum. On December 11, 2013, the same individual entered into a second loan agreement with the Company to finance the exercise of stock options to purchase 200,000 shares of common stock for $100,000, with a maturity date of December 31, 2018 and interest accruing at 1.64% per annum. As of December 31, 2013, the balance outstanding pursuant to the two loans, including accrued interest, was $423,000. These loans receivable were recorded in the Company’s financial statements as an offset to stockholders’ equity. In July 2014, the Company’s Board of Directors approved forgiving this note receivable and related accrued interest of $423,000, which amount is included in general and administrative expenses in the Company’s statement of operations for the year ended December 31, 2014.

Prior to November 2014, the Company leased its office and laboratory space in Sylmar, California under an operating lease with Mann Biomedical Park, LLC (formerly Sylmar Biomedical Park, LLC), which was wholly owned by Alfred E. Mann, who at the time was a principal stockholder and Chairman of the Company (see Note 13). In November 2014, the Mann Biomedical Park, LLC was sold to an unrelated third party.

The Company entered into a loan agreement with an entity affiliated with Mr. Mann, who at the time was a principal stockholder and Chairman of the Company, to lend the Company up to $3.0 million at an annualized interest rate of 1.5% on an unsecured basis. The Company borrowed $2.0 million pursuant to this loan agreement on October 1, 2014, and repaid the loan on November 24, 2014, including $4,000 of interest. As of December 31, 2014, no amounts were due or outstanding under this agreement.